Financial Instruments (Details 1) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
EURO [Member]
Sensitivity Test To A Reasonably Possible Change [Line Items]
Change in USD rate	10.00%	10.00%
Effect on income before tax	₪ 3,790	₪ 33,489
Change in USD rate	(10.00%)	(10.00%)
Effect on income before tax	₪ (3,790)	₪ (33,489)
USD [Member]
Sensitivity Test To A Reasonably Possible Change [Line Items]
Change in USD rate	10.00%	10.00%
Effect on income before tax	₪ (25,656)	₪ 142
Change in USD rate	(10.00%)	(10.00%)
Effect on income before tax	₪ 25,656	₪ (142)